Related Party Transactions and Arrangements (Details) (USD $) In Millions, except Share data, unless otherwise specified	8 Months Ended
Sep. 30, 2012
Related Party Transaction [Line Items]
Cumulative offering cost cap	15.00%
Cumulative offering costs, net of unpaid amounts	$ (2.0)
Dealer Manager [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Aggregate Costs Borne by Related Party	1.3
Special Limited Partner [Member] | American Realty Capital Trust IV Special Limited Partner, LLC [Member]
Related Party Transaction [Line Items]
Common stock held by related party, in shares	8,888
Maximum [Member]
Related Party Transaction [Line Items]
Liability for offering and related costs from IPO	1.50%
Gross Proceeds, Common Stock [Member] | Maximum [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark	7.00%
Contract Purchase Price [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	1.00%
Financing advance fees as a percentage of benchmark, expected third party costs	0.60%
Contract Purchase Price [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	4.50%
Advance on Loan or Other Investment [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark	1.00%
Advance on Loan or Other Investment [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark	4.50%
Contract Purchase Price, All Assets Acquired [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	1.50%
Average Invested Assets [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark	0.75%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	6.00%
Subordinated performance fee as a percentage of benchmark	15.00%
Subordinated participation fees as a percentage of benchmark	15.00%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Subordinated performance fee as a percentage of benchmark	10.00%
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]

Related Party Transaction [Line Items]
Subordinated participation fees as a percentage of benchmark	15.00%
Amount Available or Outstanding Under Financing Arrangement [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Financing Coordination Fees Earned by Related Party, Percentage of Benchmark	0.75%
Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Due to Affiliate	0.4
Sales Commissions and Fees [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0.6
Fees and Expense Reimbursement, Stock Offering [Member] | Advisor and Dealer Manager [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0.4
Accounts Payable, Related Parties	0.5
Annual Targeted Investor Return [Member] | Pre-tax Non-compounded Return on Capital Contribution [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	6.00%
Brokerage Commission Fees [Member] | Contract Sales Price [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	2.00%
Real Estate Commissions [Member] | Contract Sales Price [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	4.50%
Option One [Member] | Gross Proceeds, Common Stock [Member] | Maximum [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Gross Proceeds from the Salse of Common Stock, Before Allowances, Percentage of Benchmark	3.00%
Option One [Member] | Gross Proceeds, Common Stock [Member] | Maximum [Member] | Participating Broker-Dealer [Member]
Related Party Transaction [Line Items]
Brokerage fee as a percentage of benchmark	7.50%
Brokerage fees as a percentage of benchmark, initial grant	2.50%
Brokerage fees as a percentage of benchmark, periodic payment	1.00%
Option Two [Member] | Gross Proceeds, Common Stock [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark	2.50%
Greater Of [Member] | Average Invested Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark	2.00%
Greater Of [Member] | Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]

Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark	25.00%
Assets at cost [Member] | Average Invested Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark	0.75%
Quarterly Net Asset Value [Member] | Average Invested Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark	0.75%
Nonrecurring Fees [Member] | Incurred [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0